Financial risk management - Types of hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk management
Carrying amount of hedging instruments	€ (222)	€ (53)
Cash flow hedges
Risk management
Carrying amount of hedging instruments	46	(19)
Notional amount of hedged items	1,353	1,201
Change in intrinsic value of hedging instruments since 1 January	(12)	(43)
Change in value of hedged items used to determine hedge effectiveness	20	40
Cash flow hedges | Short
Risk management
Notional amount	1,350	1,196
Hedges on net investment in foreign subsidiaries
Risk management
Carrying amount of hedging instruments	(9)	(11)
Notional amount of hedged items	4,299	2,949
Change in intrinsic value of hedging instruments since 1 January	(126)	(249)
Change in value of hedged items used to determine hedge effectiveness	126	249
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	4,299	2,949
Fair value hedges
Risk management
Carrying amount of hedging instruments	(145)	(57)
Notional amount of hedged items	1,458	1,577
Change in intrinsic value of hedging instruments since 1 January	(111)	(95)
Change in value of hedged items used to determine hedge effectiveness	112	92
Fair value hedges | Short
Risk management
Notional amount	1,456	1,579
Fair value and cash flow hedges
Risk management
Carrying amount of hedging instruments	(247)	(54)
Notional amount of hedged items	(3,438)	(891)
Change in intrinsic value of hedging instruments since 1 January	(265)	(25)
Change in value of hedged items used to determine hedge effectiveness	262	25
Fair value and cash flow hedges | Long
Risk management
Notional amount	€ 3,438	€ 891